Related Party Transactions and Party-In-Interest Transactions	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Related Party and Party-in-Interest Transactions [Line Items]
Related Party Transactions and Party-In-Interest Transactions
(4)
Related Party Transactions and Party-In-Interest Transactions

Certain investments, within the Fidelity Brokeragelink, Fidelity Money Market Fund, and Fidelity Retirement Money Market Fund, are managed by Fidelity and, therefore, those transactions qualified as party-in-interest transactions. Administrative fees paid to Fidelity for the years ended December 31, 2025 and 2024 were $12,106 and $7,154, respectively.

The BAT Stock Fund, referred to as Fund, is provided as an investment option for participants in the Plan. As RAI is the Plan Sponsor and a wholly owned subsidiary of BAT, these transactions qualify as party-in-interest transactions. Fund dividends for the years ended December 31, 2025 and 2024 were $8,418,844 and $8,922,809, respectively. The Fund held 2,611,105 shares at $56.62 per share as of December 31, 2025 and 2,743,255 shares at $36.32 per share as of December 31, 2024.